Employee Future Benefits - Contributions (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure of defined benefit plans [line items]
Expected employer contributions	CAD 12
Registered
Disclosure of defined benefit plans [line items]
Expected employer contributions	4
Supplemental
Disclosure of defined benefit plans [line items]
Expected employer contributions	6
Other
Disclosure of defined benefit plans [line items]
Expected employer contributions	CAD 2